Convertible Preferred Shares Warrants - Schedule of Warrants (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Series B
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)		425,325
Series C
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)		108,100
Series E-1
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)		1,433,142
Common Class A
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	425,325
Common Class B
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	850,650
Warrant | Common Class A
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	425,325
Weighted-Average Exercise Price (in dollars per share)	$ 0.28
Warrant | Common Class B
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	850,650
Weighted-Average Exercise Price (in dollars per share)	$ 0.28
Series B/C | Series B
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)		425,325
Weighted-Average Exercise Price (in dollars per share)		$ 0.84
Series B/C | Series C
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)		108,100
Weighted-Average Exercise Price (in dollars per share)		$ 3.34
Series B/C | Series E-1
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)		0
Weighted-Average Exercise Price (in dollars per share)		$ 0
Series E-1 | Series B
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)		0
Weighted-Average Exercise Price (in dollars per share)		$ 0
Series E-1 | Series C
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)		0
Weighted-Average Exercise Price (in dollars per share)		$ 0
Series E-1 | Series E-1
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)		1,433,142
Weighted-Average Exercise Price (in dollars per share)		$ 25.20